National Institutes of Health Subaward (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Aug. 18, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Grants receivable	$ 11,255	$ 161,638	$ 1,078,347
Grants receivable, annual payment timing, duration			5 years
Grant receivable, written notice termination, period			30 days
Total costs incurred, grants costs	388,359
Costs incurred, grants costs	39,305	318,276
Research and development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Costs incurred, grants costs	23,509	277,037
Selling, general and administrative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Costs incurred, grants costs	15,796	$ 41,239
Year One Allocation
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total costs incurred, grants costs	351,994
Year Two Allocation
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total costs incurred, grants costs	194,566
Year Three Allocation
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total costs incurred, grants costs	$ 119,000